UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
July 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Michigan Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance
Arizona Municipal Income Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.0%
$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,526,355
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,517,745

		$3,044,100

Electric Utilities — 7.2%
$500	Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$535,250
1,000	Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	878,230
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,040,080
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,020,800

		$5,474,360

Escrowed/Prerefunded — 12.0%
$6,500	Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$5,844,995
3,500	Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	3,305,785

		$9,150,780

General Obligations — 5.8%
$810	Maricopa County Community College District, 3.00%, 7/1/23	$746,917
1,125	Puerto Rico, 0.00%, 7/1/18	796,444
1,000	Tempe, 3.75%, 7/1/24	980,580
1,600	Tempe, 5.375%, 7/1/21	1,842,976

		$4,366,917

Health Care-Miscellaneous — 1.1%
$465	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$379,263
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	460,950

		$840,213

Hospital — 12.4%
$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,809,540
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,110,002
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	625,703
60	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	48,421
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,629,337
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,350,081
1,450	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,421,275
1,500	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,429,845

		$9,424,204

Industrial Development Revenue — 0.7%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$563,232

		$563,232

Insured-Education — 0.8%
$580	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$587,505

		$587,505

Insured-Electric Utilities — 4.7%
$500	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$426,270
1,000	Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,109,330

1

Principal
Amount
(000’s omitted)	Security	Value
$750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$713,677
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,332,660

		$3,581,937

Insured-Escrowed/Prerefunded — 1.6%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,195,510

		$1,195,510

Insured-General Obligations — 7.4%
$1,130	Goodyear, (NPFG), 3.00%, 7/1/26	$989,405
2,920	Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	3,287,395
1,200	Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	1,312,860

		$5,589,660

Insured-Hospital — 1.7%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,299,335

		$1,299,335

Insured-Lease Revenue/Certificates of Participation — 1.8%
$1,635	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,388,279

		$1,388,279

Insured-Special Tax Revenue — 7.2%
$915	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$888,373
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,000,640
3,010	Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	2,660,418
580	Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	536,280
3,370	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	175,476
1,345	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	135,805
1,080	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	101,045

		$5,498,037

Insured-Transportation — 8.1%
$2,750	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,752,723
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,618,205
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,746,708

		$6,117,636

Insured-Water and Sewer — 1.5%
$1,135	Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,137,611

		$1,137,611

Lease Revenue/Certificates of Participation — 1.1%
$750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$821,265

		$821,265

Other Revenue — 4.2%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,693,633
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	532,616
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	163,305
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	832,130

		$3,221,684

Special Tax Revenue — 11.2%
$1,000	Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,061,360
1,000	Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,025,170
250	Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	256,293
270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	263,155
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	286,100
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	968,560
2,500	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,637,800

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	$1,028,850
1,000	Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,018,940

		$8,546,228

Transportation — 4.1%
$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,093,690

		$3,093,690

Water and Sewer — 1.4%
$1,000	Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,050,170

		$1,050,170

Total Tax-Exempt Investments — 100.0% (identified cost $75,989,392)		$75,992,353

Other Assets, Less Liabilities — 0.00%(4)		$30,654

Net Assets — 100.0%		$76,023,007

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 34.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 22.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $218,560.

(4)		Amount is less than 0.05%.

A summary of open financial instruments at April 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	50 U.S. 10-Year Treasury Note	Short	$(5,941,622)	$(6,057,031)	$(115,409)
6/11	30 U.S. 30-Year Treasury Bond	Short	(3,581,848)	(3,671,250)	(89,402)

					$(204,811)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,750,000	4.425%	3-month USD- LIBOR-BBA	June 14, 2011/ June 14, 2041	$(74,127)

3

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $278,938.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,921,858

Gross unrealized appreciation	$3,798,121
Gross unrealized depreciation	(3,427,626)

Net unrealized appreciation	$370,495

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$75,992,353	$—	$75,992,353

Total Investments	$—	$75,992,353	$—	$75,992,353

Liability Description

Futures Contracts	$(204,811)	$—	$—	$(204,811)
Interest Rate Swaps	—	(74,127)	—	(74,127)

Total	$(204,811)	$(74,127)	$—	$(278,938)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 12.5%
$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$966,640
1,500	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,414,350
2,000	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,021,120
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,033,850
1,000	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	1,007,810
1,315	University of Connecticut, 5.00%, 2/15/21	1,493,985
1,350	University of Connecticut, 5.00%, 5/15/23	1,381,077
875	University of Connecticut, 5.00%, 2/15/28	928,532

		$14,247,364

Electric Utilities — 3.4%
$2,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,002,020
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,396,155
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	432,005

		$3,830,180

Escrowed/Prerefunded — 4.8%
$640	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$668,051
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,076,190
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,527,885
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	211,750

		$5,483,876

General Obligations — 11.8%
$1,475	Connecticut, 4.875%, 11/1/20	$1,662,590
1,000	Connecticut, 5.00%, 2/15/29	1,061,180
350	East Lyme, 4.00%, 7/15/22	376,047
525	East Lyme, 4.00%, 7/15/23	556,710
250	East Lyme, 4.25%, 7/15/24	267,285
250	East Lyme, 4.25%, 7/15/25	264,340
1,000	Fairfield, 5.00%, 1/1/23	1,181,090
2,020	Hartford County Metropolitan District, 5.00%, 7/15/34	2,076,681
1,475	North Haven, 5.00%, 7/15/23	1,726,723
1,490	North Haven, 5.00%, 7/15/25	1,718,581
400	Redding, 5.50%, 10/15/18	489,660
650	Redding, 5.625%, 10/15/19	803,758
535	Wilton, 5.25%, 7/15/18(2)	644,349
535	Wilton, 5.25%, 7/15/19	645,478

		$13,474,472

Hospital — 3.0%
$2,500	Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,406,625
1,000	Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,014,850

		$3,421,475

Industrial Development Revenue — 6.9%
$1,915	Connecticut Development Authority, (Signature Flight Support Corp.), (AMT), 6.625%, 12/1/14	$1,842,383
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,499,550
620	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	491,015

1

Principal
Amount
(000’s omitted)	Security	Value
$1,320	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$1,081,793

		$7,914,741

Insured-Education — 16.1%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,164,383
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,256,620
1,920	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC),(NPFG), 5.00%, 7/1/37	1,929,638
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,587,275
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	6,093,535
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,213,800
1,000	University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,062,950

		$18,308,201

Insured-Electric Utilities — 4.2%
$1,755	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,590,100
2,840	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	3,153,962

		$4,744,062

Insured-Escrowed/Prerefunded — 1.9%
$1,500	Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,600,710
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	543,268

		$2,143,978

Insured-General Obligations — 5.2%
$3,370	Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,379,335
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,186,290
1,000	Hartford, (AGC), 5.00%, 8/15/28	1,045,140
250	New Britain, (NPFG), 6.00%, 3/1/12	260,372

		$5,871,137

Insured-Hospital — 2.6%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$2,006,840
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	986,290

		$2,993,130

Insured-Housing — 0.5%
$610	Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$573,925

		$573,925

Insured-Lease Revenue/Certificates of Participation — 2.5%
$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,807,349

		$2,807,349

Insured-Pooled Loans — 0.8%
$925	Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$928,820

		$928,820

Insured-Special Tax Revenue — 0.9%
$1,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$1,055,480

		$1,055,480

Insured-Transportation — 4.8%
$500	Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$503,645
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,585,348

2

Principal
Amount
(000’s omitted)	Security	Value
$1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,408,610

		$5,497,603

Insured-Water and Sewer — 5.9%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 4.70%, 7/1/36	$784,630
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	832,680
3,420	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,829,682
1,200	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,234,284

		$6,681,276

Lease Revenue/Certificates of Participation — 2.0%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,279,430

		$2,279,430

Other Revenue — 0.5%
$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$280,749
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	249,774

		$530,523

Senior Living/Life Care — 0.7%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$852,840

		$852,840

Solid Waste — 2.4%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,749,643

		$2,749,643

Special Tax Revenue — 6.3%
$2,185	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$2,267,877
2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,162,220
135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	131,578
150	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145,475
500	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	451,755
1,700	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,646,552
365	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	378,333

		$7,183,790

Water and Sewer — 2.4%
$1,000	Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,114,010
1,500	Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,652,940

		$2,766,950

Total Tax-Exempt Investments — 102.1% (identified cost $116,062,762)		$116,340,245

Other Assets, Less Liabilities — (2.1)%		$(2,430,043)

Net Assets — 100.0%		$113,910,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

3

RADIAN	-	Radian Group, Inc.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 16.8% of the Fund’s net assets at April 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 44.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 24.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $371,552.

A summary of open financial instruments at April 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	11 U.S. 10-Year Treasury Note	Short	$(1,311,547)	$(1,332,546)	$(20,999)
6/11	39 U.S. 30-Year Treasury Bond	Short	(4,689,449)	(4,772,625)	(83,176)

					$(104,175)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Bank of America	$2,000,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(125,611)

$(125,611)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $229,786.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,588,780

Gross unrealized appreciation	$4,131,326
Gross unrealized depreciation	(3,604,861)

Net unrealized appreciation	$526,465

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$116,340,245	$—	$116,340,245

Total Investments	$—	$116,340,245	$—	$116,340,245

Liability Description

Futures Contracts	$(104,175)	$—	$—	$(104,175)
Interest Rate Swaps	—	(125,611)	—	(125,611)

Total	$(104,175)	$(125,611)	$—	$(229,786)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Michigan Municipal Income Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.6%
$475	Grand Valley State University, 5.625%, 12/1/29	$488,599
475	Grand Valley State University, 5.75%, 12/1/34	483,821
1,000	Michigan State University, 5.00%, 2/15/40	1,001,690

		$1,974,110

Electric Utilities — 0.8%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$324,004

		$324,004

Escrowed/Prerefunded — 7.7%
$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$596,393
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,321,838
250	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	259,625
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,178,720

		$3,356,576

General Obligations — 3.1%
$495	Charter County of Wayne, 6.75%, 11/1/39	$501,549
500	Kent County Building Authority, 5.50%, 6/1/26(1)	596,595
230	Michigan, 5.50%, 11/1/25	248,687

		$1,346,831

Hospital — 17.0%
$410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$352,305
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	772,262
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,260,585
805	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	739,271
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	430,515
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	504,565
1,130	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	969,619
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,113,060
800	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	733,032
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	508,806

		$7,384,020

Insured-Education — 2.9%
$495	Ferris State University, (AGC), 5.125%, 10/1/33	$499,237
750	Wayne University, (NPFG), 5.00%, 11/15/37	735,398

		$1,234,635

Insured-Electric Utilities — 4.3%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$300,096
1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	1,000,220
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	566,275

		$1,866,591

Insured-Escrowed/Prerefunded — 5.0%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,181,420

		$2,181,420

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 22.7%
$1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	$759,247
700	Byron Center Public Schools, (AGM), 3.75%, 5/1/26	612,248
305	Byron Center Public Schools, (AGM), 4.00%, 5/1/28	269,346
1,000	Detroit City School District, (AGM), 6.00%, 5/1/29	1,024,870
1,315	Grosse Pointe Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	1,071,054
1,000	HealthSource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	1,013,750
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,532,730
2,000	Okemos Public School District, (NPFG), 0.00%, 5/1/16	1,695,840
1,790	Parchment School District, (NPFG), 5.00%, 5/1/25	1,860,132

		$9,839,217

Insured-Lease Revenue/Certificates of Participation — 2.2%
$3,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$959,700

		$959,700

Insured-Transportation — 2.1%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$919,320

		$919,320

Insured-Water and Sewer — 6.8%
$2,300	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$1,893,038
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,040,960

		$2,933,998

Lease Revenue/Certificates of Participation — 2.4%
$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,042,030

		$1,042,030

Other Revenue — 1.7%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$743,751

		$743,751

Special Tax Revenue — 9.0%
$1,680	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,326,847
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,193,860
145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	141,324
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150,324
6,630	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	301,665
660	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	639,250
135	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	139,931

		$3,893,201

Water and Sewer — 5.2%
$910	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$963,454
1,000	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	1,050,070
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	255,255

		$2,268,779

Total Tax-Exempt Investments — 97.5% (identified cost $42,522,273)		$42,268,183

Other Assets, Less Liabilities — 2.5%		$1,064,518

Net Assets — 100.0%		$43,332,701

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

2

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 47.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 24.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $144,250.

A summary of open financial instruments at April 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	14 U.S. 10-Year Treasury Note	Short	$(1,670,240)	$(1,695,969)	$(25,729)
6/11	47 U.S. 30-Year Treasury Bond	Short	(5,641,836)	(5,751,625)	(109,789)

					$(135,518)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Bank of America	$900,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(56,525)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $192,043.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,417,208

Gross unrealized appreciation	$1,966,911
Gross unrealized depreciation	(2,110,936)

Net unrealized depreciation	$(144,025)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$42,268,183	$—	$42,268,183

Total Investments	$—	$42,268,183	$—	$42,268,183

Liability Description

Futures Contracts	$(135,518)	$—	$—	$(135,518)
Interest Rate Swaps	—	(56,525)	—	(56,525)

Total	$(135,518)	$(56,525)	$—	$(192,043)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In March 2011, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Eaton Vance National Municipal Income Fund (National Municipal Income Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of National Municipal Income Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. After the close of business on April 14, 2011, the Fund was closed to new investors.

4

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.9%
$1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,051,720
1,500	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,516,875
1,000	Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	995,530
1,250	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,124,188
1,000	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	991,710
1,475	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475,310
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,411,712
500	University of Minnesota, 5.00%, 12/1/21	567,955
1,000	University of Minnesota, 5.125%, 4/1/34	1,038,320
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,039,080

		$11,212,400

Electric Utilities — 4.6%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$488,805
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	739,785
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,966,680
185	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	159,842
1,000	Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,031,400

		$4,386,512

Escrowed/Prerefunded — 5.1%
$490	Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$557,674
750	Dakota County Community Development Agency, (Senior Housing Facilities), Prerefunded to 1/1/12, 5.00%, 1/1/21(1)	773,835
2,000	Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,349,780
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,127,510

		$4,808,799

General Obligations — 14.0%
$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,024,600
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35(1)	493,885
2,000	Duluth, 5.00%, 2/1/34	2,017,540
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,043,040
2,000	Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,967,700
1,155	Minnesota, 5.00%, 6/1/21	1,313,189
1,000	Minnesota, 5.00%, 8/1/22	1,145,720
1,000	Minnesota, 5.00%, 11/1/26	1,068,070
1,500	Washington County, 3.50%, 2/1/28	1,375,365
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	759,330

		$13,208,439

Hospital — 13.6%
$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$997,300
1,000	Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	991,780
2,000	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	2,010,120
1,000	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38	1,006,850
1,500	Rochester Health Care Facilities, (Olmsted Medical Center), 5.875%, 7/1/30	1,482,030
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	456,105
1,000	St. Cloud Health Care Revenue, (CentraCare Health System), 5.125%, 5/1/30	980,370
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	980,570
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	944,120

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	$1,006,820
750	St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	637,133
1,500	St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,326,855

		$12,820,053

Housing — 6.4%
$500	Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$493,285
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	905,710
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	912,740
910	Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	846,564
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	457,030
100	Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	94,816
930	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	906,155
1,650	Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,455,316

		$6,071,616

Industrial Development Revenue — 0.9%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$900,310

		$900,310

Insured-Education — 0.6%
$500	Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$523,350

		$523,350

Insured-Electric Utilities — 10.7%
$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,079,260
1,150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,046,695
315	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	285,403
2,000	Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,065,760
9,000	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	4,674,060
1,000	Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	983,910

		$10,135,088

Insured-Escrowed/Prerefunded — 1.4%
$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,368,539

		$1,368,539

Insured-General Obligations — 4.1%
$1,200	Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,269,984
2,245	Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	881,499
705	Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	717,923
1,000	St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,050,630

		$3,920,036

Insured-Hospital — 5.7%
$750	Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$716,663
1,950	Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,786,024
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	1,939,240
450	Plymouth, Health Facilities Revenue, (WestHealth), (AGM), 6.25%, 6/1/16	450,720
500	St. Cloud Health Care Revenue, (St. Cloud Hospital), (AGC), 5.50%, 5/1/39	503,600

		$5,396,247

Insured-Special Tax Revenue — 3.2%
$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$1,998,760
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,004,390

		$3,003,150

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 2.4%
$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,007,430
1,275	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,265,603

		$2,273,033

Lease Revenue/Certificates of Participation — 0.6%
$560	Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$591,354

		$591,354

Miscellaneous — 2.1%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,012,960

		$2,012,960

Other Revenue — 1.0%
$1,000	Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$939,180

		$939,180

Senior Living/Life Care — 0.9%
$975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. — Highland), 8.75%, 11/1/24	$826,118

		$826,118

Special Tax Revenue — 5.4%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$263,155
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	286,100
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,026,560
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,011,760
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	518,265

		$5,105,840

Student Loan — 1.1%
$1,000	Minnesota Higher Education Facilities Authority, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000,750

		$1,000,750

Transportation — 1.1%
$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,002,020

		$1,002,020

Water and Sewer — 2.4%
$2,000	Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$2,299,580

		$2,299,580

Total Tax-Exempt Investments — 99.2% (identified cost $92,479,490)		$93,805,374

Other Assets, Less Liabilities — 0.8%		$747,918

Net Assets — 100.0%		$94,553,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 28.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 13.2% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at April 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	60 U.S. 10-Year Treasury Note	Short	$(7,129,946)	$(7,268,437)	$(138,491)
6/11	35 U.S. 30-Year Treasury Bond	Short	(4,178,823)	(4,283,125)	(104,302)

					$(242,793)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$750,000	4.425%	3-month USD- LIBOR-BBA	June 14, 2011/ June 14, 2041	$(31,769)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $274,562.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$92,327,007

Gross unrealized appreciation	$3,172,491
Gross unrealized depreciation	(1,694,124)

Net unrealized appreciation	$1,478,367

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$93,805,374	$—	$93,805,374

Total Investments	$—	$93,805,374	$—	$93,805,374

Liability Description

Futures Contracts	$(242,793)	$—	$—	$(242,793)
Interest Rate Swaps	—	(31,769)	—	(31,769)

Total	$(242,793)	$(31,769)	$—	$(274,562)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 14.0%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$732,473
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	679,515
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	595,399
1,360	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	1,346,495
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	9,991,451
3,575	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,510,614
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	806,001
2,565	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,842,661
8,580	Rutgers State University, 5.00%, 5/1/39(1)	8,650,356

		$29,154,965

Electric Utilities — 1.2%
$2,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,446,250

		$2,446,250

General Obligations — 1.2%
$2,365	Morris County, 4.00%, 4/15/22(2)	$2,468,351

		$2,468,351

Health Care-Miscellaneous — 0.4%
$900	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$795,393

		$795,393

Hospital — 14.3%
$1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,339,821
2,170	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,914,483
6,535	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,406,783
6,010	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,650,722
1,135	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,065,459
1,135	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,067,252
4,140	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	3,913,169
6,085	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	5,381,452
3,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,052,530

		$29,791,671

Housing — 2.9%
$2,790	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,539,319
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,805,150
700	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	659,680

		$6,004,149

Industrial Development Revenue — 8.2%
$2,460	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,454,908
3,390	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	3,016,829
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,949,887

1

Principal
Amount
(000’s omitted)	Security	Value
$4,370	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	$4,345,397
6,465	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,298,326

		$17,065,347

Insured-Education — 0.8%
$2,210	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$1,758,188

		$1,758,188

Insured-Gas Utilities — 4.6%
$9,560	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$9,675,102

		$9,675,102

Insured-General Obligations — 7.0%
$3,050	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/35	$554,703
5,150	Irvington Township, (AGM), 0.00%, 7/15/22	3,050,242
5,350	Irvington Township, (AGM), 0.00%, 7/15/23	2,943,998
10,410	Jackson Township School District, (NPFG), 2.50%, 6/15/27	8,030,170

		$14,579,113

Insured-Hospital — 2.4%
$4,100	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,463,690
7,620	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	2,616,860

		$5,080,550

Insured-Lease Revenue/Certificates of Participation — 1.5%
$2,000	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,047,360
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,040,760

		$3,088,120

Insured-Other Revenue — 1.3%
$2,785	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,822,514

		$2,822,514

Insured-Special Tax Revenue — 7.1%
$7,870	Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$4,227,370
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,056,880
12,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	5,211,606
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,303,579
4,145	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	215,830
4,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	451,336
3,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	334,945

		$14,801,546

Insured-Student Loan — 2.5%
$5,095	New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$5,268,994

		$5,268,994

Insured-Transportation — 0.4%
$850	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$891,752

		$891,752

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 5.5%
$5,685	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,569,253
13,840	North Hudson Sewerage Authority, (NPFG), 0.00%, 8/1/25	6,023,168

		$11,592,421

Lease Revenue/Certificates of Participation — 5.0%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$831,946
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	939,048
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	962,610
3,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,011,610
4,820	New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,623,826

		$10,369,040

Other Revenue — 5.7%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$516,320
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	530,343
1,680	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	1,696,044
7,500	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,571,625
2,440	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,522,560

		$11,836,892

Senior Living/Life Care — 3.3%
$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,246,855
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	1,992,393
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	2,154,142
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,500,612

		$6,894,002

Special Tax Revenue — 2.6%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$268,518
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	430,259
15,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/37	2,501,250
880	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	852,333
1,295	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,342,306

		$5,394,666

Student Loan — 4.2%
$9,000	New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.261%, 6/1/36(1)(4)(5)	$8,798,220

		$8,798,220

Transportation — 12.1%
$1,550	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,549,892
1,250	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,234,900
1,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,020,080
2,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,611,375
4,000	New Jersey Turnpike Authority, 5.25%, 1/1/40	4,009,720
12,900	Port Authority of New York and New Jersey, 6.125%, 6/1/94	14,810,877

		$25,236,844

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.2%
$4,705	New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,499,439

		$4,499,439

Total Tax-Exempt Investments — 110.4% (identified cost $237,459,625)		$230,313,529

Other Assets, Less Liabilities — (10.4)%		$(21,670,161)

Net Assets — 100.0%		$208,643,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 30.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 12.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Defaulted bond.

(4)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,598,220.

(5)		Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

A summary of open financial instruments at April 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	100 U.S. 10-Year Treasury Note	Short	$(11,883,244)	$(12,114,063)	$(230,819)
6/11	180 U.S. 30-Year Treasury Bond	Short	(21,464,370)	(22,027,500)	(563,130)

					$(793,949)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Bank of America	$3,000,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(188,416)
JPMorgan Chase Co.	6,612,500	4.425	3-month USD- LIBOR-BBA	June 14, 2011/ June 14, 2041	(280,095)

					$(468,511)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

4

At April 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,262,460.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$209,756,766

Gross unrealized appreciation	$4,994,537
Gross unrealized depreciation	(12,202,774)

Net unrealized depreciation	$(7,208,237)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$230,313,529	$—	$230,313,529

Total Investments	$—	$230,313,529	$—	$230,313,529

Liability Description

Futures Contracts	$(793,949)	$—	$—	$(793,949)
Interest Rate Swaps	—	(468,511)	—	(468,511)

Total	$(793,949)	$(468,511)	$—	$(1,262,460)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.1%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 2.0%
$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$4,972,300

		$4,972,300

Cogeneration — 0.5%
$1,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$707,498
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	551,310

		$1,258,808

Education — 9.2%
$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,107,036
1,000	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,025,750
1,500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,516,800
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,015,840
3,000	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,014,730
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	855,150
1,250	Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	1,150,750
3,800	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,753,944
3,400	Pennsylvania State University, 4.50%, 8/15/36	3,210,858
2,000	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,025,760
2,500	Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,381,300

		$23,057,918

Electric Utilities — 0.9%
$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,285,753

		$2,285,753

General Obligations — 2.2%
$2,000	Centennial School District, Bucks County, 5.00%, 12/15/37	$2,026,580
1,000	Chester County, 5.00%, 7/15/27(1)	1,089,430
410	Chester County, 5.00%, 7/15/28(1)	443,649
2,000	Montgomery County, 4.375%, 12/1/31(1)	2,010,760

		$5,570,419

Hospital — 16.5%
$3,000	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$2,934,240
3,740	Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,439,790
4,220	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,201,305
1,000	Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	921,460
2,735	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,315,478
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,037,020
1,050	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	850,511
4,855	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,739,451
3,250	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	2,940,373
2,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,779,280
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	886,420
9,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,743,580

Principal
Amount
(000’s omitted)	Security	Value
$2,550	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$2,402,151
1,500	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,409,655
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,932,106

		$41,532,820

Housing — 7.6%
$1,740	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,621,053
6,170	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	5,623,770
1,000	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	970,490
3,030	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,955,553
5,805	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	5,445,264
2,610	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,548,378

		$19,164,508

Industrial Development Revenue — 1.4%
$1,200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,172,892
1,000	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,046,370
1,500	Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,425,630

		$3,644,892

Insured-Education — 5.9%
$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,026,460
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,231,186
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,337,975
2,500	Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,646,725
1,350	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,413,423
325	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	293,066
2,860	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,887,599
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	916,374

		$14,752,808

Insured-Electric Utilities — 1.4%
$2,055	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,888,463
1,830	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,658,053

		$3,546,516

Insured-Escrowed/Prerefunded — 7.0%
$2,500	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$1,952,900
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	1,949,168
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	1,854,510
3,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	2,425,923
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,273,030
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	4,236,335
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,990,546

		$17,682,412

Insured-General Obligations — 12.8%
$2,150	Beaver County, (AGM), 5.55%, 11/15/31	$2,238,989
1,885	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,976,121
940	Bethlehem Area School District, (AGM), 5.25%, 1/15/26	977,901
3,000	Centennial School District, (AGM), 5.25%, 12/15/37	3,065,010
1,970	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,209,757
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	1,246,209
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	1,160,451

Principal
Amount
(000’s omitted)	Security	Value
$2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	$1,073,000
2,180	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,239,526
2,000	Harrisburg School District, (AGC), 5.00%, 11/15/33	2,013,780
5,175	Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	3,280,846
1,000	Hopewell School District, (AGM), 0.00%, 9/1/22	622,320
2,000	Hopewell School District, (AGM), 0.00%, 9/1/26	961,840
1,315	Lake Lehman School District, (NPFG), 0.00%, 4/1/26	590,317
1,430	Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,378,391
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	536,195
5,000	Norwin School District, (AGM), 3.25%, 4/1/33	3,665,050
1,500	Philadelphia, (AGC), 7.00%, 7/15/28	1,680,465
2,000	State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	1,934,120
1,200	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	1,226,700

		$32,076,988

Insured-Hospital — 6.6%
$3,750	Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,345,187
2,000	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,269,920
3,000	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,052,650
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,499,993
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,392,596

		$16,560,346

Insured-Industrial Development Revenue — 1.3%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,242,800

		$3,242,800

Insured-Lease Revenue/Certificates of Participation — 4.5%
$1,000	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,009,890
9,500	State Public School Building Authority, (AGM), 5.50%, 6/1/28(2)	10,350,440

		$11,360,330

Insured-Special Tax Revenue — 1.4%
$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,166,000
11,000	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	572,770
4,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	407,414
3,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	301,731

		$3,447,915

Insured-Transportation — 12.7%
$8,800	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(2)	$9,436,240
6,000	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	5,777,760
5,745	Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	4,916,571
6,680	Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36(2)	6,179,601
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	5,515,920

		$31,826,092

Insured-Utilities — 1.0%
$2,850	Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,563,034

		$2,563,034

Insured-Water and Sewer — 6.0%
$4,625	Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$4,447,261
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	5,364,330

Principal
Amount
(000’s omitted)	Security	Value
$4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	$3,878,903
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,470,429

		$15,160,923

Nursing Home — 1.4%
$2,595	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,595,986
1,080	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	948,542

		$3,544,528

Senior Living/Life Care — 1.9%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,310,700
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,816,760
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	567,672
1,300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,158,183

		$4,853,315

Special Tax Revenue — 1.5%
$12,500	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$1,936,750
1,080	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(4)	1,046,045
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	839,589

		$3,822,384

Transportation — 3.3%
$1,550	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,549,891
950	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	938,524
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	752,093
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,359,555
1,000	Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	691,560

		$8,291,623

Water and Sewer — 1.1%
$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,401,943
1,235	Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,245,769

		$2,647,712

Total Tax-Exempt Investments — 110.1% (identified cost $281,852,913)		$276,867,144

Other Assets, Less Liabilities — (10.1)%		$(25,445,799)

Net Assets — 100.0%		$251,421,345

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 55.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 19.2% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater.

(3)	Security is in default and making only partial interest payments.

(4)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $236,045.

A summary of open financial instruments at April 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	550 U.S. 30-Year Treasury Bond	Short	$(65,585,575)	$(67,306,250)	$(1,720,675)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Bank of America	$4,500,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(282,625)
JPMorgan Chase Co.	3,650,000	4.425	3-month USD- LIBOR-BBA	June 14, 2011/ June 14, 2041	(154,608)

					$(437,233)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,157,908.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$253,673,233

Gross unrealized appreciation	$7,110,476
Gross unrealized depreciation	(13,686,565)

Net unrealized depreciation	$(6,576,089)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$276,867,144	$—	$276,867,144

Total Investments	$—	$276,867,144	$—	$276,867,144

Liability Description

Futures Contracts	$(1,720,675)	$—	$—	$(1,720,675)
Interest Rate Swaps	—	(437,233)	—	(437,233)

Total	$(1,720,675)	$(437,233)	$—	$(2,157,908)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	June 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	June 24, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 24, 2011